Restatement - Consolidated statement of cash flow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the period	€ (31,164)	€ (25,517)	€ (18,946)
Amortization and depreciation of intangible and tangible assets	311	280	262
Additions of provisions, net of reversals	39	34	(33)
Expenses associated with share-based payments	3,422	785	63
Financial interest and conversion settled with cash payment	562
Spread of the deferred loss	54
Changes in fair value of convertible notes	1,856	10,080	1,867
Financial indemnity, net, NEGMA	1,675	(34)
Interests on investment accounts	(4)	(1)	(4)
Unwinding of conditional advances and other financial expenses	397
Amortized cost of non-convertible bonds	68	189	328
Operating cash flows before change in working capital requirements	(22,785)	(13,104)	(14,718)
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)	(1,010)	3,361	(333)
Cash flows from operating activities	(23,795)	(9,743)	(15,051)
Cash flows used in investing activities	(12,160)	12,713	278
Cash flows from financing activities	29,715	21,953	7,278
Net effect of exchange rate changes on cash and cash equivalents	(1)	13	(18)
Increase (decrease) in cash and cash equivalents	18,079	(490)	(8,069)
Cash and cash equivalents at the beginning of the period (including bank overdrafts)	5,847	6,337	14,406
Cash and cash equivalents at the end of the period (including bank overdrafts)	23,926	5,847	€ 6,337
As filed
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the period	(31,247)
Amortization and depreciation of intangible and tangible assets	311
Additions of provisions, net of reversals	39
Expenses associated with share-based payments	3,422
Financial interest and conversion settled with cash payment	562
Spread of the deferred loss	54
Changes in fair value of convertible notes	1,875
Financial indemnity, net, NEGMA	1,675
Interests on investment accounts	(4)
Unwinding of conditional advances and other financial expenses	397
Amortized cost of non-convertible bonds	132
Operating cash flows before change in working capital requirements	(22,785)
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)	(1,010)
Cash flows from operating activities	(23,795)
Cash flows used in investing activities	(12,160)
Cash flows from financing activities	29,715
Net effect of exchange rate changes on cash and cash equivalents	(1)
Increase (decrease) in cash and cash equivalents	18,079
Cash and cash equivalents at the beginning of the period (including bank overdrafts)	5,847
Cash and cash equivalents at the end of the period (including bank overdrafts)	23,926	€ 5,847
Restatments
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the period	83
Changes in fair value of convertible notes	(19)
Amortized cost of non-convertible bonds	€ (64)